Note 15 - Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
Note 15.                 Earnings Per Common Share

The following information was used in the computation of basic and diluted earnings per common share for the years ended December 31, 2012, 2011, and 2010:

	2012	2011		2010

Net income	$13,106,240	$10,129,869		$6,807,726
Less: Net income attributable to noncontrolling interests	488,473	438,221		221,047
Net income attributable to QCR Holdings, Inc.	$12,617,767	$9,691,648		$6,586,679

Less: Preferred stock dividends and discount accretion	3,496,085	5,283,885	*	4,128,104
Net income attributable to QCR Holdings, Inc. common stockholders	$9,121,682	$4,407,763		$2,458,575

Earnings per common share attributable to QCR Holdings, Inc. common stockholders
Basic	$1.88	$0.93		$0.54
Diluted	$1.85	$0.92		$0.53

Weighted average common shares outstanding	4,844,776	4,724,781		4,593,096

Weighted average common shares issuable upon exercise of stock options and under the employee stock purchase plan **	74,783	64,245		25,146
Weighted average common and common equivalent shares outstanding	4,919,559	4,789,026		4,618,242

*For the year ended December 31, 2011, includes approximately $1.2 million of accelerated accretion of discount on the redemption of Series D Preferred Stock during the third quarter of 2011.  See Note 10 for additional information.

**Excludes anti-dilutive shares of 158,375 and 546,521 at December 31, 2012 and 2011, respectively.